Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2026
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,081,392	¥1,037,123	¥980,252	¥1,006,596

Current service cost	24,203	19,077	21,419	19,615
Interest cost	16,392	50,717	21,486	50,632
Plan participants’ contributions	—	4,022	—	3,841
Remeasurements:
Changes in demographic assumptions	980	1,982	(3,235)	3,344
Changes in financial assumptions	(83,744)	(28,838)	(79,242)	(19,047)
Other	3,325	8,516	(2,132)	14,447
Benefits paid	(62,296)	(63,038)	(58,011)	(72,880)
Exchange differences on translating foreign operations	—	(22,965)	—	79,598

Balance at end of year	¥980,252	¥1,006,596	¥880,537	¥1,086,146

Fair value of plan assets:
Balance at beginning of year	¥1,247,059	¥993,401	¥1,199,267	¥958,328

Interest income	19,164	52,338	26,657	48,176
Actual return on plan assets, excluding interest income	(27,278)	(19,496)	63,950	7,757
Employer contributions	19,349	15,683	16,896	21,944
Plan participants’ contributions	—	4,022	—	3,841
Benefits paid	(59,027)	(63,038)	(55,091)	(72,880)
Exchange differences on translating foreign operations	—	(24,582)	—	79,116

Balance at end of year	¥1,199,267	¥958,328	¥1,251,679	¥1,046,282

Effects of asset ceiling	195,916	37,807	345,141	70,054

Net defined benefit liabilities (assets)	¥(23,099)	¥86,075	¥(26,001)	¥109,918

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2025 and 2026 is as follows:
As of March 31, 2025

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥22,760	¥—	¥22,760	¥8,124	¥—	¥8,124
Equity securities:
Japan	22,005	—	22,005	546	—	546
United States	200,605	—	200,605	10,687	—	10,687
Other	145,261	70	145,331	4,685	2,048	6,733
Debt securities:
Japan	47,992	1,262	49,254	—	1,055	1,055
United States	145,869	23,544	169,413	—	163,424	163,424
Other	135,936	115,050	250,986	—	14,544	14,544
Group annuity insurance:
General accounts	—	39,871	39,871	—	—	—
Separate accounts	—	29,531	29,531	—	—	—
Pooled funds:
Real estate funds	—	209	209	—	70,336	70,336
Private equity funds	—	—	—	—	154,824	154,824
Hedge funds	—	120,414	120,414	—	26,400	26,400
Commingled and other mutual funds	1,038	158,217	159,255	—	459,546	459,546
Other	2	(10,369)	(10,367)	382	41,727	42,109

Total	¥721,468	¥477,799	¥1,199,267	¥24,424	¥933,904	¥958,328

As of March 31,
2026

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥13,585	¥—	¥13,585	¥13,491	¥—	¥13,491
Equity securities:
Japan	21,501	—	21,501	683	—	683
United States	207,710	—	207,710	12,903	—	12,903
Other	177,745	46	177,791	7,474	2,281	9,755
Debt securities:
Japan	42,351	1,862	44,213	—	1,508	1,508
United States	132,985	33,228	166,213	—	216,100	216,100
Other	110,580	152,253	262,833	—	15,405	15,405
Group annuity insurance:
General accounts	—	39,574	39,574	—	—	—
Separate accounts	—	34,851	34,851	—	—	—
Pooled funds:
Real estate funds	—	713	713	—	87,445	87,445
Private equity funds	—	—	—	—	144,927	144,927
Hedge funds	—	135,314	135,314	—	1,586	1,586
Commingled and other mutual funds	1,524	152,818	154,342	—	348,676	348,676
Insurance Contracts	—	—	—	—	127,441	127,441
Other	(140)	(6,821)	(6,961)	381	65,981	66,362

Total	¥707,841	¥543,838	¥1,251,679	¥34,932	¥1,011,350	¥1,046,282

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2025 and 2026 are as follows:

	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	2.3%	4.6 - 5.9%	3.1%	4.8 - 6.2%
Rate of salary increase	1.6%	2.0 - 4.9%	1.6%	2.0 - 3.5%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2025 and 2026 are as follows:

Yen (millions)
	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥58,739 increase	¥62,310 increase	¥47,737 increase	¥62,969 increase
0.5% increase	¥53,176 decrease	¥55,111 decrease	¥43,353 decrease	¥57,522 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2025 and 2026 are as follows:

	2025		2026
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	11 years	10 years	10 years	10 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen (millions)
	2024	2025	2026
Personnel expenses	¥1,807,731	¥1,934,596	¥2,021,349